9. COMMON STOCK PURCHASE OPTIONS (Details 1) (USD $)	Mar. 31, 2013
Stock Options 1
Range of exercise prices	$ 0.4
Shares	410,000
Weighted average remaining contractual life (years)	1 year 5 months 16 days
Weighted average exercise price	$ 0.4
Aggregate intrinsic value	$ 164,000
Stock Options 2
Range of exercise prices	$ 0.3
Shares	600,000
Weighted average remaining contractual life (years)	3 years 10 months 17 days
Weighted average exercise price	$ 0.3
Aggregate intrinsic value	180,000
Stock Options 3
Range of exercise prices	$ 1.25
Shares	795,000
Weighted average remaining contractual life (years)	5 years 5 months 26 days
Weighted average exercise price	$ 1.25
Aggregate intrinsic value	993,750
Stock Options Total
Shares	1,805,000
Weighted average remaining contractual life (years)	4 years 14 days
Weighted average exercise price	$ 0.74
Aggregate intrinsic value	1,337,750
Exercisable Stock Options 1
Range of exercise prices	$ 0.4
Shares	410,000
Weighted average remaining contractual life (years)	1 year 5 months 16 days
Weighted average exercise price	$ 0.4
Aggregate intrinsic value	164,000
Exercisable Stock Options 2
Range of exercise prices	$ 0.3
Shares	240,000
Weighted average remaining contractual life (years)	3 years 10 months 17 days
Weighted average exercise price	$ 0.3
Aggregate intrinsic value	72,000
Exercisable Stock Options 3
Range of exercise prices	$ 1.25
Shares	0
Weighted average remaining contractual life (years)	5 years 5 months 26 days
Weighted average exercise price	$ 1.25
Aggregate intrinsic value	0
Exercisable Stock Options Total
Shares	650,000
Weighted average remaining contractual life (years)	2 years 4 months 6 days
Weighted average exercise price	$ 0.36
Aggregate intrinsic value	$ 236,000